BALANCES AND TRANSACTIONS WITH RELATED PARTIES AND KEY OFFICERS (Schedule of Compensation of Officers of Company) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Officers	Dec. 31, 2017 USD ($) Officers	Dec. 31, 2016 USD ($) Officers
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 2,304	$ 2,324	$ 2,108
Share-based compensation	276	731	1,445
Compensation of officers	$ 2,580	$ 3,055	$ 3,553
Number of officers | Officers	6	6	7